COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2015 CNY (¥) ¥ / Room	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Loss Contingencies [Line Items]
Damages sought	¥ 8,100,000		¥ 8,100,000	¥ 151,000,000
Guarantee arrangements		¥ 208,500,000
Guarantee letter		14,700,000
2016		19,800,434
2017		15,970,491
2018		12,942,353
2019		4,345,105
2020		2,858,602
2021 and thereafter		4,168,794
Total		60,085,779
Rent expense		28,416,459	¥ 23,876,891	¥ 20,847,571
Restricted cash [Member]
Loss Contingencies [Line Items]
Guarantee arrangements		122,500,000
Guarantee letter		12,500,000
Other non-current assets [Member]
Loss Contingencies [Line Items]
Guarantee arrangements		38,000,000
Line of credit offered by PRC commercial bank [Member]
Loss Contingencies [Line Items]
Guarantee arrangements		40,000,000
Guarantee letter to Guarantor [Member]
Loss Contingencies [Line Items]
Guarantee arrangements		8,000,000
Prepaid expenses [Member]
Loss Contingencies [Line Items]
Guarantee letter		2,200,000
Beijing Information [Member]
Loss Contingencies [Line Items]
Amount receive as advertising credit		¥ 113,000,000
Beijing Quna [Member] | eLong Information [Member]
Loss Contingencies [Line Items]
Damages awarded	¥ 88,800,000
Obligated to pay advertising credit per room night, if fails to meet the target of 450,000 PRC domestic hotel room nights per quarter for certain period | ¥ / Room	27